Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Strategic Global Bond Fund, Inc.
Entity Central Index Key	0000835620
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000162768 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 929,595,959
Holdings Count | Holding	3,173
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$929,595,959
Number of Portfolio Holdings	3,173
Portfolio Turnover Rate	176%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Agency Obligations	27.3%
U.S. Government Sponsored Agency Securities	20.5%
Corporate Bonds	15.3%
Non-Agency Mortgage-Backed Securities	13.5%
Asset-Backed Securities	9.0%
Investment Companies	7.2%
Floating Rate Loan Interests	2.4%
Common Stocks	2.2%
Capital Trusts	1.6%
Preferred Stocks	0.7%
Other*	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	54.9%
Spain	5.8%
China	4.2%
United Kingdom	4.0%
Italy	3.3%
Cayman Islands	2.5%
Mexico	2.1%
France	2.0%
Germany	1.5%
South Africa	1.5%
Other#	18.2%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000038980 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MHWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$76	1.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[2]
Net Assets	$ 929,595,959
Holdings Count | Holding	3,173
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$929,595,959
Number of Portfolio Holdings	3,173
Portfolio Turnover Rate	176%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Agency Obligations	27.3%
U.S. Government Sponsored Agency Securities	20.5%
Corporate Bonds	15.3%
Non-Agency Mortgage-Backed Securities	13.5%
Asset-Backed Securities	9.0%
Investment Companies	7.2%
Floating Rate Loan Interests	2.4%
Common Stocks	2.2%
Capital Trusts	1.6%
Preferred Stocks	0.7%
Other*	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	54.9%
Spain	5.8%
China	4.2%
United Kingdom	4.0%
Italy	3.3%
Cayman Islands	2.5%
Mexico	2.1%
France	2.0%
Germany	1.5%
South Africa	1.5%
Other#	18.2%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007879 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.78%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[3]
Net Assets	$ 929,595,959
Holdings Count | Holding	3,173
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$929,595,959
Number of Portfolio Holdings	3,173
Portfolio Turnover Rate	176%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Agency Obligations	27.3%
U.S. Government Sponsored Agency Securities	20.5%
Corporate Bonds	15.3%
Non-Agency Mortgage-Backed Securities	13.5%
Asset-Backed Securities	9.0%
Investment Companies	7.2%
Floating Rate Loan Interests	2.4%
Common Stocks	2.2%
Capital Trusts	1.6%
Preferred Stocks	0.7%
Other*	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	54.9%
Spain	5.8%
China	4.2%
United Kingdom	4.0%
Italy	3.3%
Cayman Islands	2.5%
Mexico	2.1%
France	2.0%
Germany	1.5%
South Africa	1.5%
Other#	18.2%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007882 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[4]
Net Assets	$ 929,595,959
Holdings Count | Holding	3,173
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$929,595,959
Number of Portfolio Holdings	3,173
Portfolio Turnover Rate	176%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Agency Obligations	27.3%
U.S. Government Sponsored Agency Securities	20.5%
Corporate Bonds	15.3%
Non-Agency Mortgage-Backed Securities	13.5%
Asset-Backed Securities	9.0%
Investment Companies	7.2%
Floating Rate Loan Interests	2.4%
Common Stocks	2.2%
Capital Trusts	1.6%
Preferred Stocks	0.7%
Other*	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	54.9%
Spain	5.8%
China	4.2%
United Kingdom	4.0%
Italy	3.3%
Cayman Islands	2.5%
Mexico	2.1%
France	2.0%
Germany	1.5%
South Africa	1.5%
Other#	18.2%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.